UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CRAWFORD FUNDS

SEMI-ANNUAL REPORT

June 30, 2016

CDGCX

CRAwfoRd dividend GRowth fund

Class C

CDGIX

CRAwfoRd dividend GRowth fund

Class I

CDOX

CRAwfoRd dividend oppoRtunitY fund

Class C

CDOFX

CRAwfoRd dividend oppoRtunitY fund

Class I

CDYCX

CRAwfoRd dividend Yield fund

Class C

CDYLX

CRAwfoRd dividend Yield fund

Class I

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC, Member FINRA, 9465 Counselors Row, Suite 200 Indianapolis, IN 46240.

Fund Advisor:

Crawford Investment Counsel, Inc. 600 Galleria Parkway, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited)

The goal of the Crawford Funds is to provide attractive total investment return over the longer term. Our investment process focuses on dividend-paying companies, and we strive to produce a return pattern that demonstrates less risk than the popular market averages and peers. The orientation toward dividends and rising dividends leads to a focus on higher quality companies, which has implications for relative investment returns over both shorter and longer periods of time.

Crawford Investment Counsel, Inc. (the “Advisor”) relies on a company’s dividend history as a primary indicator of quality. Companies that pay dividends, and especially those that can increase dividends consistently over time, generally have businesses which are less cyclical, more predictable, and tend to be financially sound. We believe that dividend history and quality are inexorably linked.

We believe the path of stock returns is largely determined over the long run by the health of the economy and its ability to provide companies with an environment that is sufficiently strong to enable them to consistently move their earnings and dividends higher. Bull markets in stocks are almost always associated with long and uninterrupted economic cycles such as we are currently enjoying. Thus, our belief that we are in an extended recovery/economic expansion gives rise to our constructive view of stocks over the longer term.

The first half of 2016 has had its challenges but also its rewards. Markets were volatile and the broad stock and bond indices provided modest returns. With stock valuations moving up, we believe that going forward equity returns will likely approximate earnings growth plus dividend yield. Thus, we believe we are well-positioned and expect that owning higher-quality companies over the longer term will serve our investors well. While predicting short-term return patterns for stocks is virtually impossible, we believe we can look forward to continued rewards from the capital markets over the longer term.

Dividend Growth Fund:

With the strong relative returns of higher quality, dividend-paying stocks in the first six months of the year, the Crawford Dividend Growth Fund (“Dividend Growth Fund”) was able to outperform both its primary benchmark, the Russell 1000 Value Index and it secondary benchmark, the S&P 500 Index. The Dividend Growth Fund’s continued emphasis on investing in consistent and predictable businesses was rewarded as the stock market entered a period of volatility to begin the year. Dividend paying stocks were also rewarded as interest rates moved lower during the first six months of the year. We believe the portfolio is well positioned to obtain attractive, long-term, risk adjusted returns.

Dividend Opportunity Fund:

Smaller company stocks experienced relatively mild increases during the first half of the year, but the Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) was able to distinguish itself with superior stock selection. This enabled the Dividend Opportunity Fund to outperform its benchmark, the Russell 2000 Index. The Dividend Opportunity Fund continues its higher-quality orientation, focusing on smaller capitalization companies that are shareholder friendly as evidenced by their dividend payments, and have businesses that provide an above average consistency in their operations.

Dividend Yield Fund:

The Crawford Dividend Yield Fund (“Dividend Yield Fund”) performed strongly in the first half of 2016. The Dividend Yield Fund was able to post strong performance both on an absolute basis and relative to its benchmark, the Russell 1000 Value Index. The Dividend Yield Fund continues to be focused on investing in well-above-average yielding stocks, which were some of the better performers in the stock market in the first six months of the year. We strive to produce a fund that generates an attractive level of income, composed of high-quality companies with a broad diversification pattern, and a moderate risk level, both relative to the benchmark and peers.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended June 30, 2016)

	Crawford Dividend Growth Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 1000® Value Index (b)	S&P 500® Index (b)
Six Months	8.73%	8.15%	7.15%	6.30%	3.84%
One Year	5.39%	4.28%	4.28%	2.86%	3.99%
Five Year	8.20%	7.12%	7.12%	11.35%	12.10%
Ten Year	5.35%	4.31%	4.31%	6.13%	7.42%

	Expense Ratios (c)
	Class I	Class C
	0.92%	1.92%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 1000® Value Index or the S&P 500® Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 29, 2016. Additional information pertaining to the Fund’s expense ratios as of June 30, 2016 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended June 30, 2016)

	Crawford Dividend Opportunity Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 2000® Index (b)
Six Months	8.01%	7.46%	6.46%	2.22%
One Year	1.07%	0.05%	0.05%	-6.73%
Since Inception (9/26/12)	12.69%	N/A	N/A	10.32%
Since Inception (4/29/15)	N/A	-0.58%	-0.58%	-5.89%

	Expense Ratios (c)
	Class I	Class C
Gross	1.35%	2.35%
With aplicable waivers	1.05%	2.05%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 2000® Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 29, 2016. Additional information pertaining to the Fund’s expense ratios as of June 30, 2016 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended June 30, 2016)

	Crawford Dividend Yield Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 1000® Value Index (b)
Six Months	9.61%	9.03%	8.03%	6.30%
One Year	6.43%	5.26%	5.26%	2.86%
Since Inception (11/14/14)	4.46%	N/A	N/A	2.37%
Since Inception (4/29/15)	N/A	1.76%	1.76%	0.78%

	Expense Ratios (c)
	Class I	Class C
Gross	5.32%	6.32%
With applicable waivers	1.02%	2.02%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 1000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 29, 2016. Additional information pertaining to the Fund’s expense ratios as of June 30, 2016 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Growth Fund is total return. Total return is comprised of both capital appreciation and income. Under normal circumstances, the Crawford Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SUMMARY OF FUND EXPENSES – (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period(1)	Annualized Expense Ratio
Crawford Dividend Growth Fund – Class I
Actual	$1,000.00	$1,087.30	$5.09	0.98%
Hypothetical (2)	$1,000.00	$1,019.99	$4.92	0.98%
Crawford Dividend Growth Fund – Class C
Actual	$1,000.00	$1,081.50	$10.25	1.98%
Hypothetical (2)	$1,000.00	$1,015.02	$9.92	1.98%
Crawford Dividend Opportunity Fund – Class I
Actual	$1,000.00	$1,080.10	$5.43	1.05%
Hypothetical (2)	$1,000.00	$1,019.64	$5.27	1.05%
Crawford Dividend Opportunity Fund – Class C
Actual	$1,000.00	$1,074.60	$10.57	2.05%
Hypothetical (2)	$1,000.00	$1,014.67	$10.27	2.05%
Crawford Dividend Yield Fund – Class I
Actual	$1,000.00	$1,096.10	$5.21	1.00%
Hypothetical (2)	$1,000.00	$1,019.89	$5.02	1.00%
Crawford Dividend Yield Fund – Class C
Actual	$1,000.00	$1,090.30	$10.39	2.00%
Hypothetical (2)	$1,000.00	$1,014.92	$10.02	2.00%

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 1, 2016 to June 30, 2016. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Assumes a 5% annual return before expenses.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

COMMON STOCKS – 99.39%	Shares	Fair Value
Consumer Discretionary – 16.89%
Gentex Corp.	105,650	$1,632,292
Genuine Parts Co.	17,540	1,775,925
McDonald’s Corp.	7,840	943,466
Omnicom Group, Inc.	19,910	1,622,466
Time Warner, Inc.	8,000	588,320

		6,562,469

Consumer Staples – 3.71%
Procter & Gamble Co./The	17,050	1,443,623

Energy – 5.53%
Chevron Corp.	8,810	923,552
EOG Resources, Inc.	5,500	458,810
Exxon Mobil Corp.	8,200	768,668

		2,151,030

Financials – 23.66%
Aflac, Inc.	18,240	1,316,198
American Express Co.	15,000	911,400
BlackRock, Inc.	3,950	1,352,993
Chubb Ltd.	7,930	1,036,530
M&T Bank Corp.	7,000	827,610
Northern Trust Corp.	9,820	650,673
S&P Global, Inc.	1,500	160,890
T. Rowe Price Group, Inc.	18,140	1,323,676
Willis Towers Watson PLC	12,978	1,613,295

		9,193,265

Health Care – 18.67%
Johnson & Johnson	14,200	1,722,460
Medtronic PLC	9,000	780,930
Merck & Co., Inc.	32,510	1,872,901
Perrigo Co. PLC	10,000	906,700
Quest Diagnostics, Inc.	8,710	709,081
Stryker Corp.	10,550	1,264,207

		7,256,279

Industrials – 9.87%
Honeywell International, Inc.	10,000	1,163,200
United Parcel Service, Inc., Class B	17,030	1,834,472
W.W. Grainger, Inc.	3,690	838,553

		3,836,225

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2016 (Unaudited)

COMMON STOCKS – 99.39% – continued	Shares	Fair Value
Information Technology – 16.79%
Accenture PLC, Class A	11,000	$1,246,190
Broadridge Financial Solutions, Inc.	4,000	260,800
Microsoft Corp.	28,620	1,464,485
Paychex, Inc.	25,250	1,502,375
SAP SE ADR	10,500	787,710
Texas Instruments, Inc.	20,150	1,262,398

		6,523,958

Real Estate Investment Trusts – 1.55%
Tanger Factory Outlet Centers, Inc.	15,000	602,700

Telecommunication Services – 2.72%
AT&T, Inc.	24,480	1,057,781

TOTAL COMMON STOCKS (Cost $27,337,003)		38,627,330

Money Market Securities – 2.21%
Federated Prime Obligations Fund, Institutional Shares, 0.37% (a)	857,180	857,180

TOTAL MONEY MARKET SECURITIES (Cost $857,180)		857,180

TOTAL INVESTMENTS – 101.60% (Cost $28,194,183)		39,484,510

Liabilities in Excess of Other Assets – (1.60)%		(620,148)

NET ASSETS – 100.00%		$38,864,362

(a)	Rate disclosed is the seven day effective yield as of June 30, 2016.
ADR	– American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

COMMON STOCKS – 97.17%	Shares	Fair Value
Consumer Discretionary – 11.43%
Buckle, Inc./The	36,281	$942,943
Choice Hotels International, Inc.	32,900	1,566,698
Cracker Barrel Old Country Store, Inc.	9,005	1,544,087
Gentex Corp.	124,260	1,919,817
John Wiley & Sons, Inc., Class A	37,000	1,930,660
Tupperware Brands Corp.	34,430	1,937,720
Wolverine World Wide, Inc.	97,700	1,985,264

		11,827,189

Consumer Staples – 7.26%
Flowers Foods, Inc.	78,100	1,464,375
Nu Skin Enterprises, Inc., Class A	28,400	1,311,796
Orchids Paper Products Co.	56,030	1,992,987
PriceSmart, Inc.	16,619	1,555,040
Universal Corp.	20,489	1,183,035

		7,507,233

Energy – 2.01%
Bristow Group, Inc.	32,693	373,027
SM Energy Co.	29,300	791,100
World Fuel Services Corp.	19,328	917,887

		2,082,014

Financials – 17.61%
BancFirst Corp.	28,108	1,695,475
Brown & Brown, Inc.	34,360	1,287,469
Bryn Mawr Bank Corp.	69,198	2,020,582
First of Long Island Corp./The	63,401	1,817,707
Greenhill & Co., Inc.	53,100	854,910
Lazard Ltd.	62,523	1,861,935
Manning & Napier, Inc.	115,750	1,099,625
Merchants Bancshares, Inc.	56,909	1,734,586
Old Republic International Corp.	35,000	675,150
South State Corp.	22,890	1,557,664
Sterling Bancorp	133,820	2,100,974
TriCo Bancshares	54,725	1,510,410

		18,216,487

Health Care – 13.92%
Atrion Corp.	4,735	2,025,917
Computer Programs & Systems, Inc.	38,987	1,556,361
Landauer, Inc.	34,974	1,439,530
Meridian Bioscience, Inc.	72,550	1,414,725
PerkinElmer, Inc.	36,880	1,933,250

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2016 (Unaudited)

COMMON STOCKS – 97.17% – continued	Shares	Fair Value
Health Care – 13.92% – continued
Psychemedics Corp.	157,068	$2,158,114
Simulations Plus, Inc.	249,248	1,884,315
US Physical Therapy, Inc.	33,104	1,993,192

		14,405,404

Industrials – 16.82%
A.O. Smith Corp.	12,550	1,105,781
Applied Industrial Technologies, Inc.	32,810	1,481,043
CEB, Inc.	32,524	2,006,080
Dun & Bradstreet Corp./The	8,810	1,073,410
ESCO Technologies, Inc.	15,500	619,070
G&K Services, Inc., Class A	26,100	1,998,477
Hexcel Corp.	43,520	1,812,173
Hillenbrand, Inc.	49,940	1,500,198
Landstar System, Inc.	22,806	1,565,860
Valmont Industries, Inc.	7,730	1,045,637
Watsco, Inc.	11,320	1,592,611
Woodward, Inc.	27,830	1,604,121

		17,404,461

Information Technology – 15.47%
Broadridge Financial Solutions, Inc.	15,790	1,029,508
Communications Systems, Inc.	51,797	361,025
Comtech Telecommunications Corp.	14,869	190,918
Intersil Corp., Class A	144,070	1,950,708
Littelfuse, Inc.	18,290	2,161,695
Mesa Laboratories, Inc.	20,064	2,467,872
Methode Electronics, Inc.	36,150	1,237,414
MOCON, Inc.	65,172	922,836
MTS Systems Corp.	34,270	1,502,397
National Instruments Corp.	50,720	1,389,728
Power Integrations, Inc.	40,030	2,004,302
TESSCO Technologies, Inc.	56,944	790,952

		16,009,355

Materials – 4.04%
Compass Minerals International, Inc.	23,093	1,713,270
HB Fuller Co.	32,320	1,421,757
RPM International, Inc.	20,800	1,038,960

		4,173,987

Real Estate Investment Trusts – 7.44%
Agree Realty Corp.	22,800	1,099,872
CatchMark Timber Trust, Inc., Class A	55,074	673,004

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2016 (Unaudited)

COMMON STOCKS – 97.17% – continued	Shares	Fair Value
Real Estate Investment Trusts – 7.44% – continued
CoreSite Realty Corp.	17,100	$1,516,599
EPR Properties	27,344	2,206,114
Tanger Factory Outlet Centers, Inc.	54,800	2,201,864

		7,697,453

Utilities – 1.17%
South Jersey Industries, Inc.	38,320	1,211,678

TOTAL COMMON STOCKS (Cost $91,446,358)		100,535,261

Money Market Securities – 3.70%
Federated Prime Obligations Fund, Institutional Shares, 0.37% (a)	3,824,156	3,824,156

TOTAL MONEY MARKET SECURITIES (Cost $3,824,156)		3,824,156

TOTAL INVESTMENTS – 100.87% (Cost $95,270,514)		104,359,417

Liabilities in Excess of Other Assets – (0.87)%		(899,188)

NET ASSETS – 100.00%		$103,460,229

(a)	Rate disclosed is the seven day effective yield as of June 30, 2016.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

COMMON STOCKS – 92.19%	Shares	Fair Value
Consumer Discretionary – 16.34%
Buckle, Inc./The	10,480	$272,375
Genuine Parts Co.	1,820	184,275
Mattel, Inc.	5,930	185,550
McDonald’s Corp.	1,500	180,510
Omnicom Group, Inc.	2,250	183,353
Staples, Inc.	31,440	271,013
Tupperware Brands Corp.	4,970	279,712

		1,556,788

Consumer Staples – 14.47%
Altria Group, Inc.	2,630	181,365
Coca-Cola Co./The	4,010	181,773
Flowers Foods, Inc.	9,830	184,312
General Mills, Inc.	2,660	189,711
Philip Morris International, Inc.	2,700	274,644
Procter & Gamble Co./The	2,140	181,194
Reynolds American, Inc.	3,438	185,411

		1,378,410

Energy – 7.68%
Chevron Corp.	2,610	273,606
Exxon Mobil Corp.	2,910	272,783
Total SA ADR	3,860	185,666

		732,055

Financials – 14.02%
BlackRock, Inc.	540	184,966
Greenhill & Co., Inc.	8,610	138,621
Mercury General Corp.	5,270	280,153
New York Community Bancorp, Inc.	18,170	272,368
Old Republic International Corp.	9,520	183,641
People’s United Financial, Inc.	18,860	276,488

		1,336,237

Health Care – 10.25%
AstraZeneca PLC ADR	9,480	286,201
GlaxoSmithKline PLC ADR	6,480	280,843
Johnson & Johnson	1,130	137,069
Merck & Co., Inc.	4,730	272,495

		976,608

Industrials – 5.29%
Norfolk Southern Corp.	1,640	139,613
United Parcel Service, Inc., Class B	1,690	182,047

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2016 (Unaudited)

COMMON STOCKS – 92.19% – continued	Shares	Fair Value
Industrials – 5.29%– continued
United Technologies Corp.	1,780	$182,539

		504,199

Information Technology – 6.01%
Intersil Corp., Class A	10,350	140,139
Microsoft Corp.	4,870	249,198
Texas Instruments, Inc.	2,920	182,938

		572,275

Real Estate Investment Trusts – 6.64%
EPR Properties	2,290	184,757
HCP, Inc.	6,800	240,584
Tanger Factory Outlet Centers, Inc.	5,150	206,927

		632,268

Telecommunication Services – 8.59%
AT&T, Inc.	6,360	274,816
Verizon Communications, Inc.	4,850	270,824
Vodafone Group PLC ADR	8,830	272,759

		818,399

Utilities – 2.90%
Southern Co./The	5,160	276,731

TOTAL COMMON STOCKS (Cost $8,421,892)		8,783,970

Money Market Securities – 5.31%
Federated Prime Obligations Fund, Institutional Shares, 0.37% (a)	505,731	505,731

TOTAL MONEY MARKET SECURITIES (Cost $505,731)		505,731

TOTAL INVESTMENTS – 97.50% (Cost $8,927,623)		9,289,701

Other Assets in Excess of Liabilities – 2.50%		237,797

NET ASSETS – 100.00%		$9,527,498

(a)	Rate disclosed is the seven day effective yield as of June 30, 2016.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund		Crawford Dividend Yield Fund
Assets
Investments, at cost	$28,194,183	$95,270,514		$8,927,623

Investments, at value	$39,484,510	$104,359,417		$9,289,701
Receivable for fund shares sold	68,880	230,680		402,170
Receivable for investments sold	–	444,976		230,141
Dividends receivable	61,450	137,599		31,384
Receivable from Advisor	–	–		8,762
Prepaid expenses	18,950	11,654		4,774

Total Assets	39,633,790	105,184,326		9,966,932

Liabilities
Payable for fund shares redeemed	34,613	182,036		3,976
Payable for investments purchased	609,457	1,357,361		386,411
Payable for distributions to shareholders	56,658	56,689		9,201
Payable to Advisor	10,799	59,059		–
12b-1 fees accrued – Class C	15,488	161		3
Payable to administrator, fund accountant, and transfer agent	15,515	27,695		17,939
Payable to custodian	1,111	3,870		648
Payable to trustees	3,256	3,256		3,256
Accrued professional fees	9,927	10,261		11,978
Other accrued expenses	12,604	23,709		6,022

Total Liabilities	769,428	1,724,097		439,434

Net Assets	$38,864,362	$103,460,229		$9,527,498

Net Assets consist of:
Paid-in capital	$24,562,716	$94,695,649		$9,297,048
Accumulated undistributed net investment income	16,690	90,825		6,823
Accumulated undistributed net realized gain (loss) from investments	2,994,629	(415,148)		(138,451)
Net unrealized appreciation on investments	11,290,327	9,088,903		362,078

Net Assets	$38,864,362	$103,460,229		$9,527,498

Class I:

Net Assets	$32,612,851	$103,395,341		$9,526,398

Shares outstanding (unlimited number of shares authorized, no par value)	3,074,286	3,062,952		374,024

Net asset value and offering price per share	$10.61	$33.76		$25.47

Class C:

Net Assets	$6,251,511	$64,888		$1,100

Shares outstanding (unlimited number of shares authorized, no par value)	593,501	1,924		43

Net asset value and offering price per share (a)	$10.53	$33.72	(b)	$25.42	(b)

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2016 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Investment Income
Dividend income	$491,592	$1,288,878	$149,631
Foreign dividend taxes withheld	–	(252)	(1,415)

Total investment income	491,592	1,288,626	148,216

Expenses
Investment Advisor	91,943	458,390	33,674
Administration	19,614	43,760	17,706
Fund accounting	13,848	24,825	13,045
Transfer agent	15,260	12,007	11,331
Legal	12,306	12,495	11,433
Audit	11,537	11,538	11,537
12b-1—Class C	30,907	312	5
Registration	14,940	8,501	3,563
Printing	6,250	14,065	1,264
Trustee	5,036	5,036	5,037
Custodian	2,793	9,386	1,823
CCO	4,506	4,506	4,505
Insurance	1,933	3,867	1,572
Other	14,440	16,951	12,663

Total expenses	245,313	625,639	129,158
Fees waived and reimbursed by Advisor	(34,117)	(143,866)	(95,365)

Net operating expenses	211,196	481,773	33,793

Net investment income	280,396	806,853	114,423

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,441,671	414,207	11,312
Net realized loss on foreign currency translations	–	–	(17)
Net change in unrealized appreciation of investment securities	1,298,032	6,302,780	512,097

Net realized and unrealized gain on investments	2,739,703	6,716,987	523,392

Net increase in net assets resulting from operations	$3,020,099	$7,523,840	$637,815

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Crawford Dividend Growth Fund
	For the six months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Change in Net Assets due to:
Operations
Net investment income	$280,396	$1,409,259
Net realized gain on investment securities transactions	1,441,671	6,146,297
Net change in unrealized appreciation (depreciation) of investment securities	1,298,032	(13,909,953)

Change in net assets resulting from operations	3,020,099	(6,354,397)

Distributions to shareholders
From net investment income
Class I	(266,428)	(1,311,280)
Class C	(21,534)	(94,745)
From net realized gains
Class I	–	(5,395,489)
Class C	–	(972,872)

Total distributions	(287,962)	(7,774,386)

Capital Transactions – Class I
Proceeds from shares sold	2,534,127	8,375,464
Reinvestment of distributions	152,655	4,243,800
Amount paid for shares redeemed	(3,187,707)	(66,230,935)

Total Class I	(500,925)	(53,611,671)

Capital Transactions – Class C
Proceeds from shares sold	16,452	266,046
Reinvestment of distributions	20,808	1,038,069
Amount paid for shares redeemed	(756,509)	(1,649,300)

Total Class C	(719,249)	(345,185)

Change in net assets resulting from capital transactions	(1,220,174)	(53,956,856)

Total change in net assets	1,511,963	(68,085,639)

Net Assets
Beginning of period	37,352,399	105,438,038

End of period	$38,864,362	$37,352,399

Accumulated undistributed net investment income included in net assets at end of period	$16,690	$24,256

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Growth Fund
	For the six months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

Share Transactions – Class I
Shares sold	250,499	692,937
Shares issued in reinvestment of distributions	14,653	418,767
Shares redeemed	(323,741)	(5,619,981)

Total Class I	(58,589)	(4,508,277)

Share Transactions – Class C
Shares sold	1,631	22,065
Shares issued in reinvestment of distributions	2,014	104,868
Shares redeemed	(76,559)	(141,285)

Total Class C	(72,914)	(14,352)

Change in shares outstanding	(131,503)	(4,522,629)

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the six months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Change in Net Assets due to:
Operations
Net investment income	$806,853	$1,530,659
Net realized gain on investment securities transactions	414,207	3,319,550
Net change in unrealized appreciation (depreciation) of investment securities	6,302,780	(7,543,708)

Change in net assets resulting from operations	7,523,840	(2,693,499)

Distributions to shareholders
From net investment income
Class I	(794,200)	(1,227,263)
Class C	(208)	(199	)(a)
From net realized gains
Class I	–	(5,303,492)
Class C	–	(3,596	)(a)

Total distributions	(794,408)	(6,534,550)

Capital Transactions – Class I
Proceeds from shares sold	8,034,879	17,052,355
Reinvestment of distributions	679,979	5,725,405
Amount paid for shares redeemed	(1,118,941)	(5,969,923)

Total Class I	7,595,917	16,807,837

Capital Transactions – Class C
Proceeds from shares sold	–	67,036	(a)
Reinvestment of distributions	205	3,739	(a)
Amount paid for shares redeemed	(3,000)	–

Total Class C	(2,795)	70,775

Change in net assets resulting from capital transactions	7,593,122	16,878,612

Total change in net assets	14,322,554	7,650,563

Net Assets
Beginning of period	89,137,675	81,487,112

End of period	$103,460,229	$89,137,675

Accumulated undistributed net investment income included in net assets at end of period	$90,825	$78,380

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the six months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

Share Transactions – Class I
Shares sold	249,846	480,000
Shares issued in reinvestment of distributions	20,541	179,248
Shares redeemed	(34,565)	(184,107)

Total Class I	235,822	475,141

Share Transactions – Class C
Shares sold	–	1,891	(a)
Shares issued in reinvestment of distributions	6	119	(a)
Shares redeemed	(92)	–

Total Class C	(86)	2,010

Change in shares outstanding	235,736	477,151

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Yield Fund
	For the six months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Change in Net Assets due to:
Operations
Net investment income	$114,423	$157,186
Net realized gain (loss) on investment securities transactions	11,295	(150,374)
Net change in unrealized appreciation (depreciation) of investment securities	512,097	(140,652)

Change in net assets resulting from operations	637,815	(133,840)

Distributions to shareholders
From net investment income
Class I	(113,382)	(162,855)
Class C	(12)	(5	)(a)

Total distributions	(113,394)	(162,860)

Capital Transactions – Class I
Proceeds from shares sold	3,513,353	2,450,066
Reinvestment of distributions	86,214	149,162
Amount paid for shares redeemed	(409,745)	(204,874)

Total Class I	3,189,822	2,394,354

Capital Transactions – Class C
Proceeds from shares sold	–	1,026	(a)

Total Class C	–	1,026

Change in net assets resulting from capital transactions	3,189,822	2,395,380

Total change in net assets	3,714,243	2,098,680

Net Assets
Beginning of period	5,813,255	3,714,575

End of period	$9,527,498	$5,813,255

Accumulated undistributed net investment income included in net assets at end of period	$6,823	$5,794

Share Transactions – Class I
Shares sold	140,948	100,123
Shares issued in reinvestment of distributions	3,527	6,152
Shares redeemed	(16,642)	(8,716)

Total Class I	127,833	97,559

Share Transactions – Class C
Shares sold	–	43	(a)

Total Class C	–	43

Change in shares outstanding	127,833	97,602

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS I

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Selected Per Share Data
Net asset value, beginning of period	$9.84		$12.68	$12.29	$10.59	$10.45	$10.66

Investment operations:
Net investment income	0.09		0.27	0.23	0.19	0.23	0.18 (a)
Net realized and unrealized gain (loss)	0.77		(1.15)	0.74	2.65	0.94	(0.22)

Total from investment operations	0.86		(0.88)	0.97	2.84	1.17	(0.04)

Less distributions to shareholders:
From net investment income	(0.09)		(0.26)	(0.22)	(0.21)	(0.22)	(0.17)
From net realized gain	–		(1.70)	(0.36)	(0.93)	(0.81)	–

Total distributions	(0.09)		(1.96)	(0.58)	(1.14)	(1.03)	(0.17)

Net asset value, end of period	$10.61		$9.84	$12.68	$12.29	$10.59	$10.45

Total Return (b)	8.73	%(c)	-6.86%	8.11%	27.26%	11.25%	-0.31%
Ratios and Supplemental Data
Net assets, end of period (000)	$32,613		$30,839	$96,860	$84,418	$61,509	$81,722
Ratio of net expenses to average net assets	0.98	%(d)	0.92%	0.96%	0.98%	0.98%	0.98%
Ratio of gross expenses to average net assets before waiver or recoupment	1.17	%(d)	0.92%	0.84%	0.89%	0.91%	1.07%
Ratio of net investment income to average net assets	1.69	%(d)	1.97%	1.82%	1.65%	1.95%	1.75%
Portfolio turnover rate	12	%(c)	24%	25%	34%	42%	31%

(a)	Per share amounts calculated using average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Selected Per Share Data
Net asset value, beginning of period	$9.77		$12.60	$12.23	$10.54	$10.41	$10.61

Investment operations:
Net investment income	0.04		0.12	0.10	0.08	0.11	0.08
Net realized and unrealized gain (loss)	0.76		(1.10)	0.73	2.63	0.94	(0.21)

Total from investment operations	0.80		(0.98)	0.83	2.71	1.05	(0.13)

Less distributions to shareholders:
From net investment income	(0.04)		(0.15)	(0.10)	(0.09)	(0.11)	(0.07)
From net realized gain	–		(1.70)	(0.36)	(0.93)	(0.81)	–

Total distributions	(0.04)		(1.85)	(0.46)	(1.02)	(0.92)	(0.07)

Net asset value, end of period	$10.53		$9.77	$12.60	$12.23	$10.54	$10.41

Total Return (a)	8.15	%(b)	-7.75%	6.96%	26.05%	10.09%	-1.20%
Ratios and Supplemental Data
Net assets, end of period (000)	$6,252		$6,514	$8,578	$8,939	$7,054	$6,093
Ratio of net expenses to average net assets	1.98	%(c)	1.92%	1.96%	1.98%	1.98%	1.98%
Ratio of gross expenses to average net assets before waiver or recoupment	2.17	%(c)	1.92%	1.84%	1.89%	1.91%	2.10%
Ratio of net investment income to average net assets	0.69	%(c)	0.98%	0.81%	0.64%	0.99%	0.74%
Portfolio turnover rate	12	%(b)	24%	25%	34%	42%	31%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	For the Period Ended December 31, 2012(a)
Selected Per Share Data
Net asset value, beginning of period	$31.51		$34.65	$33.70	$25.39	$25.00

Investment operations:
Net investment income	0.27		0.54	0.40	0.33	0.20 (b)
Net realized and unrealized gain (loss)	2.25		(1.33)	1.57	9.12	0.28

Total from investment operations	2.52		(0.79)	1.97	9.45	0.48

Less distributions to shareholders:
From net investment income	(0.27)		(0.45)	(0.33)	(0.29)	(0.09)
From net realized gain	–		(1.90)	(0.69)	(0.85)	–

Total distributions	(0.27)		(2.35)	(1.02)	(1.14)	(0.09)

Net asset value, end of period	$33.76		$31.51	$34.65	$33.70	$25.39

Total Return (c)	8.01	%(d)	-2.30%	5.99%	37.53%	1.91%
Ratios and Supplemental Data
Net assets, end of period (000)	$103,395		$89,074	$81,487	$59,577	$8,746
Ratio of net expenses to average net assets	1.05	%(e)	1.03%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver	1.36	%(e)	1.35%	1.36%	1.66%	6.90%
Ratio of net investment income to average net assets	1.76	%(e)	1.65%	1.39%	1.30%	3.04%
Portfolio turnover rate	15	%(d)	37%	24%	34%	6%

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period Ended December 31, 2015(a)
Selected Per Share Data
Net asset value, beginning of period	$31.48		$36.23

Investment operations:
Net investment income	0.12		0.13
Net realized and unrealized gain (loss)	2.23		(2.87)

Total from investment operations	2.35		(2.74)

Less distributions to shareholders:
From net investment income	(0.11)		(0.11)
From net realized gain	–		(1.90)

Total distributions	(0.11)		(2.01)

Net asset value, end of period	$33.72		$31.48

Total Return (b)	7.46	%(c)	-7.57	%(c)
Ratios and Supplemental Data
Net assets, end of period (000)	$65		$65
Ratio of net expenses to average net assets	2.05	%(d)	2.05	%(d)
Ratio of gross expenses to average net assets before waiver	2.36	%(d)	2.35	%(d)
Ratio of net investment income to average net assets	0.76	%(d)	0.57	%(d)
Portfolio turnover rate	15	%(c)	37	%(c)

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.
(b)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	For the Period Ended December 31, 2014(a)
Selected Per Share Data
Net asset value, beginning of period	$23.61		$24.99	$25.00

Investment operations:
Net investment income	0.39		0.76	0.12
Net realized and unrealized gain (loss)	1.86		(1.35)	(0.02	)(b)

Total from investment operations	2.25		(0.59)	0.10

Less distributions to shareholders:
From net investment income	(0.39)		(0.79)	(0.11)

Total distributions	(0.39)		(0.79)	(0.11)

Net asset value, end of period	$25.47		$23.61	$24.99

Total Return (c)	9.61	%(d)	-2.43%	0.38	%(d)
Ratios and Supplemental Data
Net assets, end of period (000)	$9,526		$5,812	$3,715
Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00	%(e)
Ratio of gross expenses to average net assets before waiver	3.83	%(e)	5.30%	11.61	%(e)
Ratio of net investment income to average net assets	3.39	%(e)	3.24%	3.91	%(e)
Portfolio turnover rate	27	%(d)	36%	9	%(d)

(a)	For the period November 14, 2014 (commencement of operations) to December 31, 2014.
(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period Ended December 31, 2015(a)
Selected Per Share Data
Net asset value, beginning of period	$23.57		$25.72

Investment operations:
Net investment income	0.27		0.46
Net realized and unrealized gain (loss)	1.85		(2.10)

Total from investment operations	2.12		(1.64)

Less distributions to shareholders:
From net investment income	(0.27)		(0.51)

Total distributions	(0.27)		(0.51)

Net asset value, end of period	$25.42		$23.57

Total Return (b)	9.03	%(c)	-6.38	%(c)
Ratios and Supplemental Data
Net assets, end of period (000)	$1		$1
Ratio of net expenses to average net assets	2.00	%(d)	2.00	%(d)
Ratio of gross expenses to average net assets before waiver	4.83	%(d)	6.30	%(d)
Ratio of net investment income to average net assets	2.39	%(d)	3.28	%(d)
Portfolio turnover rate	27	%(c)	36	%(c)

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.
(b)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (“Dividend Growth Fund”), Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) and Crawford Dividend Yield Fund (“Dividend Yield Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Dividend Growth Fund was organized on December 7, 2003. The Dividend Opportunity Fund was organized on June 21, 2012. The Dividend Yield Fund was organized on May 19, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Funds are series of funds currently authorized by the Board of Trustees (the “Board”). The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment advisor to the Funds is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Dividend Growth Fund is to provide total return. The investment objective of the Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

The Funds currently offer two classes of shares: Class C and Class I. Dividend Growth Fund Class I shares were first offered to the public on January 5, 2004; and Dividend Growth Fund Class C shares were first offered to the public on January 27, 2004. Dividend Opportunity Fund Class I shares were first offered to the public on September 26, 2012; and Dividend Opportunity Fund Class C shares were first offered to the public on April 29, 2015. Dividend Yield Fund Class I shares were first offered to the public on November 14, 2014; and Dividend Yield Fund Class C shares were first offered to the public on April 29, 2015. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Funds.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net investment income, net realized long-term capital gains and net realized short-term capital gains at least once per year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the period ended June 30, 2016, the Fund made no such reclassifications.

Contingent Deferred Sales Charges – With respect to Funds’ Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investments trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Advisor is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Investment Securities:
Common Stocks*	$38,627,330	$–	$–	$38,627,330
Money Market Securities	857,180	–	–	857,180

Total Investment Securities	39,484,510	–	–	39,484,510

Dividend Opportunity Fund
Investment Securities:
Common Stocks*	100,535,261	–	–	100,535,261
Money Market Securities	3,824,156	–	–	3,824,156

Total Investment Securities	104,359,417	–	–	104,359,417

Dividend Yield Fund
Investment Securities:
Common Stocks*	8,783,970	–	–	8,783,970
Money Market Securities	505,731	–	–	505,731

Total Investment Securities	9,289,701	–	–	9,289,701

*Refer	to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2016, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2016 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on each Fund’s average daily net assets as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Management fee rate	0.50%	1.00%	1.00%
Management fees earned	$91,943	$458,390	$33,674
Fees waived/ expenses reimbursed	$(34,117)	$(143,866)	$(95,365)

The Advisor has contractually agreed to waive its management fee and reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs, taxes, 12b-1 fees, acquired fund fees and expenses and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets with respect to the Dividend Growth Fund, 1.05% of the Fund’s average daily net assets with respect to the Dividend Opportunity Fund, and 1.00% with respect to the Dividend Yield Fund. The contractual arrangement for the Funds is in place through April 30, 2017.

Each fee waiver or expense reimbursement by the Advisor is subject to recoupment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement incurred; provided that such Fund is able to make the recoupment without exceeding the expense limitation that is in effect at the time of the recoupment or at the time of the waiver or reimbursement.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at June 30, 2016, were as follows:

Fund	Amount	Expires December 31,
Dividend Growth Fund	$34,117	2019

Dividend Opportunity Fund	$171,254	2016
	205,138	2017
	285,839	2018
	143,866	2019

Dividend Yield Fund	$37,969	2017
	161,280	2018
	95,365	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets (subject to monthly minimum fees). For the period ended June 30, 2016, fees for administration, transfer agent, and fund accounting services, and the amounts due to Ultimus at June 30, 2016 were as follows:

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Administration expenses	$19,614	$43,760	$17,706
Fund accounting expenses	13,848	24,825	13,045
Transfer agent expenses	15,260	12,007	11,331
Payable to Ultimus	15,515	27,695	17,939

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2016 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee who is not an “interested person” of the Trust received annual compensation of $2,000 per fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,500 per Fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings. For the period ended June 30, 2016, total Trustee compensation for the Funds was $38,500 in aggregate from the Trust. Each of the Funds pays its allocated portion of the aggregate Trustee compensation.

Certain officers of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Funds’ shares. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. Huntington National Bank is the custodian of the Funds’ investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC acquired HASI and the Distributor from Huntington Bancshares, Incorporated (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. Officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor. There were no payments made to the Distributor by the Funds for the period ended June 30, 2016.

The Funds have adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the period ended June 30, 2016, the Class C shares incurred 12b-1 Expenses as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
12b-1 Expenses	$30,907	$312	$5
Payable to Distributor	15,488	161	3

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Purchases	$4,328,313	$20,040,951	$4,462,720
Sales	$4,954,148	$13,766,295	$1,829,505

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2016 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES – continued

There were no purchases or sales of long-term U.S. government obligations during the period ended June 30, 2016.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At June 30, 2016, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 26.44%, 65.37% and 57.35% of the Dividend Growth Fund, Dividend Opportunity Fund and Dividend Yield Fund, respectively. As a result, Charles Schwab may be deemed to control the Funds.

NOTE 7. FEDERAL TAX INFORMATION

At June 30, 2016, the net unrealized appreciation of investments for tax purposes was as follows:

	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation) on Investments	Tax Cost
Dividend Growth Fund	$11,525,686	$(302,826)	$11,222,860	$28,261,650
Dividend Opportunity Fund	16,322,437	(7,419,807)	$8,902,630	95,456,787
Dividend Yield Fund	677,798	(312,633)	$365,165	8,924,536

The tax character of distributions paid during the fiscal year ended December 31, 2015, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Dividend Growth Fund – Class I	$1,311,280	$5,395,489	$6,706,769
Dividend Growth Fund – Class C	94,745	972,872	1,067,617
Dividend Opportunity Fund – Class I	3,220,840	3,309,915	6,530,755
Dividend Opportunity Fund – Class C	1,551	2,244	3,795
Dividend Yield Fund – Class I	162,855	–	162,855
Dividend Yield Fund – Class C	5	–	5

At December 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Accumulated undistributed ordinary income	Accumulated undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Total
Dividend Growth Fund	$24,256	$1,620,425	$–	$9,924,828	$11,569,509
Dividend Opportunity Fund	–	–	(564,702)	2,599,850	2,035,148
Dividend Yield Fund	–	–	(147,039)	(146,932)	(293,971)

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2016 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of December 31, 2015, the Dividend Yield Fund has available for tax purposes an unused capital loss carryforward of $112,680 and $34,359 of short-term and long-term capital losses, respectively, with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended December 31, 2015, the Dividend Opportunity Fund deferred post October capital losses in the amount of $564,702.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial

Officer

Bo Howell, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Miles Capital Alternatives

Advantage Fund

Semi-Annual Report

June 30, 2016

Fund Investment Adviser:

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266

Investment Results (Unaudited)

Aggregate Total Returns* (for the period ended June 30, 2016)

	Class N	Class I	Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(a)
Since Inception (3/14/16)	0.30%	0.40%	0.10%

	Expense Ratios(b)
	Class N	Class I
Gross	4.22%	3.97%
With Applicable Waivers	3.24%	2.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Miles Capital Alternatives Advantage Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-844-838-2120.

* The total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a) The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (“Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b) The expense ratios are from the Fund’s prospectus dated January 20, 2016. Additional information pertaining to the Fund’s expense ratios as of June 30, 2016 can be found in the financial highlights.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is to provide long-term total return with less volatility than U.S. equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Schedule of Investments (Unaudited)

June 30, 2016

	Shares	Fair Value
Mutual Funds – 94.72%
361 Global Long/Short Equity Fund – Class I	49,941	$537,860
Alger Dynamic Opportunities Fund – Class Z	26,157	309,177
ASG Managed Futures Strategy Fund – Class Y	25,711	282,052
BlackRock Event Driven Equity Fund – Class I	63,147	553,168
Boston Partners Global Long/Short Fund – Class I	47,570	511,380
Calamos Market Neutral Income Fund – Class I	43,119	551,496
Caldwell & Orkin Market Opportunity Fund	18,157	392,196
Cohen & Steers Real Estate Securities Fund – Class I	26,313	414,689
Credit Suisse Managed Futures Strategy Fund – Class I	38,690	441,069
Equinox Chesapeake Strategy Fund – Class I	21,635	258,107
Gabelli ABC Fund – Advisor Class	38,779	392,440
Glenmede Long/Short Portfolio*	44,073	500,231
Goldman Sachs Long Short Credit Strategies Fund – Class I	57,562	548,570
Hancock Horizon Quantitative Long/Short Fund – Class I	18,010	314,987
Invesco All Cap Market Neutral Fund – Class Y	49,940	498,900
Kellner Merger Fund – Class I	49,510	507,970
Vanguard Market Neutral Fund – Investor Shares	38,245	452,053

Total Mutual Funds (Cost $7,446,834)		7,466,345

Exchange-Traded Funds – 3.74%
Vanguard REIT ETF	3,321	294,473

Total Exchange-Traded Funds (Cost $269,841)		294,473

Money Market Securities – 0.88%
Federated Institutional Prime Obligations Fund – Institutional Shares, 0.37% (a)	69,245	69,245

Total Money Market Securities (Cost $69,245)		69,245

Total Investments – 99.34% (Cost $7,785,920)		7,830,063

Other Assets in Excess of Liabilities – 0.66%		52,344

NET ASSETS – 100.00%		$7,882,407

*	Non-income producing security.
(a)	Rate disclosed is the seven day effective yield as of June 30, 2016.

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of the financial statements.

3

Statement of Assets and Liabilities (Unaudited)

June 30, 2016

Assets
Investments in securities at fair value (cost $7,785,920)	$7,830,063
Receivable for investments sold	43,839
Dividends receivable	2,312
Receivable from Adviser	6,814
Deferred organizational and offering costs	22,730
Prepaid expenses	4,241
Total Assets	7,909,999
Liabilities
Accrued 12b-1 fees – Class N	9
Payable to administrator, fund accountant, and transfer agent	12,496
Other accrued expenses	15,087
Total Liabilities	27,592
Net Assets	$7,882,407
Net Assets consist of:
Paid-in capital	$7,857,519
Accumulated undistributed net investment loss	(22,640)
Accumulated undistributed net realized gain from investment transactions	3,385
Net unrealized appreciation on investments	44,143
Net Assets	$7,882,407
Net Assets: Class N	$12,548
Shares outstanding (unlimited number of shares authorized, no par value)	1,251
Net asset value (“NAV”) and offering price per share	$10.03
Net Assets: Class I	$7,869,859
Shares outstanding (unlimited number of shares authorized, no par value)	784,173
Net asset value (“NAV”) and offering price per share	$10.04

4

See accompanying notes which are an integral part of the financial statements.

Statement of Operations (Unaudited)

For the period ended June 30, 2016(a)

Investment Income
Dividend income	$16,086
Total investment income	16,086
Expenses
Investment Adviser	22,124
Administration	8,293
Legal	8,185
Fund accounting	7,673
Offering	6,477
Audit	6,324
Transfer agent	6,200
Report printing	4,465
Trustee	3,069
Organizational	2,972
Chief Compliance Officer	2,823
Custodian	1,488
Pricing	745
12b-1 – Class N	9
Other	7,210
Total expenses	88,057
Fees waived and expenses reimbursed by Adviser	(49,331)
Net operating expenses	38,726
Net investment loss	(22,640)
Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	3,385
Net change in unrealized appreciation of investment securities	44,143
Net realized and unrealized gain on investments	47,528
Net increase in net assets resulting from operations	$24,888
(a)	For the period March 14, 2016 (commencement of operations) through June 30, 2016.

5

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the Period Ended June 30, 2016(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(22,640)
Net realized gain on investment securities transactions	3,385
Net change in unrealized appreciation of investment securities	44,143
Net increase in net assets resulting from operations	24,888
Capital Transactions – Class N:
Proceeds from shares sold	12,510
Total Class N	12,510
Capital Transactions – Class I:
Proceeds from shares sold	7,845,009
Total Class I	7,845,009
Net increase in net assets resulting from capital transactions	7,857,519
Total Increase in Net Assets	7,882,407
Net Assets
Beginning of period	—
End of period	$7,882,407
Accumulated net investment loss included in net assets at end of period	$(22,640)
Share Transactions – Class N:
Shares sold	1,251
Total Class N	1,251
Share Transactions – Class I:
Shares sold	784,173
Total Class I	784,173
Net increase in share transactions	785,424
(a)	For the period March 14, 2016 (commencement of operations) through June 30, 2016.

6

See accompanying notes which are an integral part of the financial statements.

Miles Capital Alternatives Advantage Fund – Class N

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended June 30, 2016(a) (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment loss	(0.03)

Net realized and unrealized gain	0.06

Total from investment operations	0.03

Net asset value, end of period	$10.03

Total Return(b)	0.30	%(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$13

Ratio of net expenses to average net assets	2.00	%(d)

Ratio of gross expenses to average net assets before waiver and reimbursement	4.23	%(d)

Ratio of net investment loss to average net assets	(1.27	)%(d)

Portfolio turnover rate	1	%(c)

(a)	For the period March 14, 2016 (commencement of operations) to June 30, 2016.
(b)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

7

See accompanying notes which are an integral part of the financial statements.

Miles Capital Alternatives Advantage Fund – Class I

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended June 30, 2016(a) (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment loss	(0.03)

Net realized and unrealized gain	0.07

Total from investment operations	0.04

Net asset value, end of period	$10.04

Total Return(b)	0.40	%(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$7,870

Ratio of net expenses to average net assets	1.75	%(d)

Ratio of gross expenses to average net assets before waiver and reimbursement	3.98	%(d)

Ratio of net investment loss to average net assets	(1.02	)%(d)

Portfolio turnover rate	1	%(c)

(a)	For the period March 14, 2016 (commencement of operations) to June 30, 2016.
(b)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

8

See accompanying notes which are an integral part of the financial statements.

Notes to the Financial Statements (Unaudited)

June 30, 2016

NOTE 1 – ORGANIZATION

The Miles Capital Alternatives Advantage Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 14, 2016. The Fund’s investment adviser is Miles Capital, Inc. (the “Adviser”).

The Fund currently offers Class I and Class N shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

9

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2016

As of and during the period ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

10

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative

11

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2016

security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,466,345	$–	$–	$7,466,345
Exchange-Traded Funds	294,473	–	–	294,473
Money Market Securities	69,245	–	–	69,245
Total	$7,830,063	$–	$–	$7,830,063

The Fund did not hold any investments at any time during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2016.

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the period ended June 30, 2016, the Adviser earned a fee of $22,124 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and reimburse certain Fund expenses, but only to the extent necessary so that the Fund’s total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such acquired fund fees and expenses) do not exceed 1.75% of average daily net assets. For the period ended June 30, 2016, the Adviser waived fees and reimbursed expenses in the amount of $49,331 for the Fund. At June 30, 2016, the Adviser owed the Fund $6,814.

Each waiver or reimbursement by the Adviser is subject to recoupment by the Fund within three fiscal years following the fiscal year in which the particular expense incurred; provided that the Fund is able to make the recoupment without exceeding the 1.75% expense limitation that is in effect at the time of the recoupment or at the time the waiver or reimbursement. The contractual agreement is in effect through March 31, 2017. The expense cap may not be terminated prior to this date except by the Board.

12

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2016

The Amount subject to repayment by the Fund, pursuant to the aforementioned conditions, at June 30, 2016, is as follows:

Amount	Recoverable through December 31,
$49,331	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended June 30, 2016, Ultimus earned fees of $8,293 for administration services, $6,200 for transfer agent services, and $7,673 for fund accounting services. At June 30, 2016, the Fund owed Ultimus $12,496 for such services.

Certain officers of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian; this Trustee and the officers of the Trust that are employees of Ultimus may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Class N shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided to the Adviser regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period ended June 30, 2016, Class N shares 12b-1 Expenses incurred by the Fund were $9.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$7,757,129
Sales	$43,839

There were no purchases or sales of long-term U.S. government obligations during the period ended June 30, 2016.

13

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2016

NOTE 6 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2016, IMT Insurance Co. and Grinnell Mutual Reinsurance Co. each owned 38% of the Fund. As a result, IMT Insurance Co. and Grinnell Mutual Reinsurance Co. may be deemed to control the Fund.

NOTE 7 – FEDERAL TAX INFORMATION

At June 30, 2016, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$119,961
Gross Unrealized Depreciation	(75,818)
Net Unrealized Appreciation on Investments	$44,143
Tax Cost	$7,785,920

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

14

Management Agreement Renewal (Unaudited)

Miles Capital Alternatives Advantage Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, at its November 2015 meeting, met in-person to consider the approval of the Fund’s initial management agreement (the “Management Agreement”) with Miles Capital, Inc. (“Miles Capital”).

The Board met in August 2015 via teleconference with certain executives of Miles Capital to consider and discuss the Fund. The Board’s Advisory Contract Renewal Committee then met in October 2015 via teleconference to review and discuss materials related to the Fund, Miles Capital, and the Management Agreement. At the Board’s November 2015 meeting, the Board reviewed and considered additional materials regarding the Fund and Miles Capital, and met in-person with members of Miles Capital’s management to discuss these materials and the Management Agreement.

In connection with these meetings, the Board requested and evaluated all information that it deemed reasonably necessary under the circumstances in considering the Management Agreement. These materials included (a) a letter to Miles Capital requesting information that the Board likely would consider in reviewing the Management Agreement, and Miles Capital’s responses; (b) a presentation by Miles Capital regarding the Fund, which included a hypothetical, pro forma, backward looking analysis of how a portfolio constructed by Miles Capital, using the investment strategy that it proposed to use to manage the Fund, might have performed; (c) a draft prospectus for the Fund; (d) an analysis prepared by the Trust’s administrator comparing the Fund’s proposed management fee and estimated expense ratio to the actual management fees and expense ratios of peer group mutual funds; (e) Miles Capital’s analysis of the estimated profitability of the Fund’s Management Agreement to Miles Capital; (f) Miles Capital’s Form ADV and biographical information for each proposed portfolio manager of the Fund; (g) financial information about Miles Capital, including a recent balance sheet and profit and loss statements; (h) a copy of the proposed Management Agreement and the Fund’s proposed expense cap agreement; (i) a report prepared by the Trust’s Chief Compliance Officer summarizing his onsite review of Miles Capital’s compliance program.

At the Board’s November 2015 in-person meeting, the Board, including all of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Miles Capital, approved the Management Agreement. The Board’s approval of the Management Agreement was based on a consideration of all of the information provided to the Board and was not the result of any single factor. Some of the factors that figured particularly in the Board’s

15

deliberations are listed below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(a) The Nature, Extent and Quality of Services. The Board reviewed and considered information regarding the nature, extent, and quality of services that Miles Capital proposed to provide to the Fund under the Management Agreement. The Board considered Miles Capital’s experience managing other mutual funds and Miles Capital’s compliance program for ensuring that the Fund complies with applicable investment restrictions and limitations. The Board also took into account the qualifications and experience of the portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of certain other individuals at Miles Capital who would be providing services to the Fund. The Board noted that Miles Capital has experience managing two money market funds, and also has experience in reviewing and recommending illiquid alternative investments to institutional clients. The Board considered that, although Miles Capital does not have experience in managing separate accounts comprised of liquid, alternative mutual funds, similar to those in which the Fund intends to invest, the Board considered that Miles Capital’s Director of Alternative Market Solutions, who would be a co-portfolio manager of the Fund, has 14 years’ experience managing portfolios of hedge funds.

The Board also considered a summary presented by the Trust’s CCO of his review of Miles Capital’s compliance program, which was based in part on his analysis of Miles Capital’s written compliance policies and procedures, his discussions with Miles Capital’s Chief Compliance Officer and other executive officers, and his onsite review of Miles Capital’s compliance program.

After further discussion, the Board determined that it was satisfied with the nature, extent, and quality of investment management services proposed to be provided by Miles Capital to the Fund.

(b) Performance. The Board reviewed the hypothetical, pro forma, backward looking analysis of how a portfolio constructed by Miles Capital, using the investment strategy that it proposed to use to manage the Fund, might have performed. The Board discussed this information, and the limitations inherent in back-tested, hypothetical performance information.

(c) Fee Rate and Profitability. The Board considered projected expense information for the Fund, including its proposed management fee, compared to actual current management fee and expense information for a peer group of liquid alternative mutual funds. The Board noted that the Fund’s proposed 1.00% gross management fee was below the peer group average and equal to the peer group median. The Board considered that Miles Capital voluntarily has agreed to waive its management fee and/or reimburse

16

expenses of the Fund through March 31, 2017 so that the Fund’s total annual operating expenses (excluding certain expenses) would not exceed 1.75%. The Board noted that, with this expense cap in place, the Fund’s net management fee is projected to be lower than its peer group’s average and median fees.

The Board also considered an analysis prepared by Miles Capital of the estimated profitability of the Management Agreement to Miles Capital for the first year of operations assuming $10 million in Fund assets. This analysis indicated that, whether or not marketing expenses are deducted, the management contract was not projected to be profitable to Miles Capital. The Board determined that the proposed 1.00% management fee for the Fund represents reasonable compensation in light of the nature and quality of services proposed to be provided to the Fund, the management fees paid by competitive mutual funds, and the estimated costs to be incurred by Miles Capital in providing services to the Fund.

The Board reviewed information provided by Miles Capital in its Form ADV, Part 2A regarding the management fees that it charges other clients for various investment strategies. The Board also considered, in reviewing these fees, Miles Capital’s representation that it does not manage any other accounts using an investment strategy comparable to the strategy it proposes to use to manage the Fund. In comparing these fees, the Board considered differences between the services to be provided to the Fund and those generally provided to separate accounts. The Board also discussed Miles Capital’s financials.

The Board considered other potential benefits that Miles Capital may receive in connection with its management of the Fund. The Board took into account Miles Capital’s representation that, while its transactions on behalf of certain other clients generate so-called “soft-dollars,” it does not expect to receive any soft-dollar benefits in connection with the Fund’s transactions.

(d) Economies of Scale. In considering the reasonableness of the proposed management fee, the Board also considered the extent to which Miles Capital can expect to receive benefits from economies of scale as the assets of the Fund increase. The Board determined that, in light of the anticipated size of the Fund and the estimated lack of profitability of Miles Capital with respect to the Fund during the near-term, it does not appear that Miles Capital would realize benefits from economies of scale in managing the Fund’s assets to such an extent that the advisory fee should be reduced or that breakpoints in the advisory fee should be implemented at this time.

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Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period(1)	Annualized Expense Ratio
Miles Capital Alternatives Advantage Fund – Class N
Actual	$1,000.00	$1,003.00	$5.97	2.00%
Hypothetical(2)	$1,000.00	$1,014.92	$10.02	2.00%

Miles Capital Alternatives Advantage Fund – Class I
Actual	$1,000.00	$1,004.00	$5.22	1.75%
Hypothetical(2)	$1,000.00	$1,016.16	$8.77	1.75%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 109/366 (to reflect the period since commencement of operations on March 14, 2016). The annualized expense ratios reflect reimbursement of expenses by the Adviser for the period beginning March 14, 2016 to June 30, 2016. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(2)	Assumes a 5% annual return before expenses.

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (844) 838-2120 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Bo Howell, Secretary

Lynn E. Wood,

Chief Compliance Officer

INVESTMENT ADVISER

Miles Capital, Inc.

1415 28TH Street

Suite 200

West Des Moines, IA 50266

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

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Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)     Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/26/16

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/26/16